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Centennial Money Market Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional  Information  dated August 22, 2003,  revised November
20, 2003

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 22, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust

About Your Account

Financial Information About the Trust

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  ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity.  The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at
least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.
Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  The Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  The Trust also cannot invest more than 1% of its total assets or $1 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the
"special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit
its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The
Trust's purchases of demand features are subject to the provisions of Rule
2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus.  The Trust will buy bank obligations only from a domestic bank with total assets of at least $2 billion or from a foreign bank with total assets of at least $30 billion.  These asset requirements apply only at the time the obligations are acquired.

      In addition, the Trust may invest in certificates of deposit of
$100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal
Deposit Insurance Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank.

      Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation.  While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks.  For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations.

U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association, General Services Administration, Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States.  Some, such as securities issued by the Federal National
Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are
supported only by the credit of the instrumentality and not by the Treasury.
If the securities are not backed by the full faith and credit of the United
States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.  The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

Other Investment Strategies

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

      |X|   Asset-Backed Securities.  These securities, issued by trusts and special purpose corporations, are backed by pools of assets.  They pass through the payments on the underlying obligations to the security holders
(less servicing fees paid to the originator or fees for any credit enhancement).  The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.  If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets.  As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment
Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will
continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

|X|   Loans of Portfolio Securities.  To attempt to increase its income, the
Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below.  The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under
Rule 2a-7.  The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which
are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.
Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of
Trustees.

      The Trust will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Trust or its Manager.  The terms of the
Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

|X|   Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in
supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities).

o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

o     The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or (iii) lend its securities as described in this
         Statement of Additional Information.

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

o     The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.

o     The Trust cannot purchase securities on margin or make short sales of securities.

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

o     The Trust cannot underwrite securities of other companies.

o     The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

         o              The Trust cannot invest in any debt instrument having
         a remaining maturity in excess of the maturity limitation in Rule
         2a-7 of the Investment Company Act, as it may be amended from time to time, or any other applicable rule, unless it is a debt instrument that is (1) subject to a repurchase agreement, (2) called for redemption, or (3) purchased subject to a demand feature such that the security is due and payable within the remaining maturity limitation in Rule 2a-7.

o     The Trust cannot concentrate investments in any particular industry.
         Therefore the Trust will not purchase the securities of issuers in any one industry if as a result of that purchase 25% or more of the value of the Trust's total assets would consist of securities of issuers in that industry. The Trust's investments in U.S. government securities and bank obligations located in the United States (other than obligations of foreign branches of domestic banks and obligations issued or guaranteed by foreign banks) are not subject to this limitation.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Trust into additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in the  Trust.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The class of shares currently offered by the Prospectus and this
Statement of Additional Information has no special name designation but is deemed to be the equivalent of Class A shares for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  The
Trust's other class of shares, designated as "Class Y" shares, is not currently available.  At such time as Class Y shares are available, both classes of shares will invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Trust will hold  meetings when required to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability for the Trust's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the Trust's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone. The Audit Committee held seven meetings during the fiscal year ended June 30, 2003. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls;  (iii) review reports from the Manager's
Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent auditors and its Independent Trustees; and
(v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Trust's independent auditors and the pre-approval of the performance by the Trust's independent auditors of any non-audit service, including tax service, for the
Trust that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard F. Grabish, Sam Freedman, Beverly Hamilton and F.
William Marshall, Jr.  The Review Committee held six meetings during the fiscal year ended June 30, 2003. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with
Investment Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees are "Independent Trustees," as under the Investment
Company Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with OppenheimerFunds, Inc. by virtue of his positions as an officer and director of OppenheimerFunds, Inc., and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Trust and the other Board II Funds (defined below) for which he is a trustee or director.
Mr. Grabish is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Trust's Trustees and officers and their positions held with the
Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the Trustees are also trustees or directors of the following
Oppenheimer/Centennial funds (except for Mrs. Hamilton and Messrs. Grabish and Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present    or   former    officers,
directors,  trustees and  employees  (and
their  immediate  family  members) of the
Trust,  the Manager  and its  affiliates,
and retirement plans  established by them
for  their  employees  are  permitted  to
purchase  Class A shares of the Trust and
the other  Oppenheimer funds at net asset
value  without  sales  charge.  The sales
charges  on Class A shares is waived  for
that group  because of the  economies  of
sales    efforts    realized    by    the
Distributor.

      Messrs. Murphy, Molleur, Vottiero,
Weiss, Wixted and Zack, and Mses.
Bechtolt, Feld, Ives and Wolf, who are
officers of the Trust, respectively hold
the same offices with one or more of the
other Board II Funds as with the Trust.
As of August 13, 2003, the Trustees and
officers of the Trust, as a group, owned
of record or beneficially less than 1%
of the shares of the Trust.  The
foregoing statement does not reflect
ownership of shares held of record by an
employee benefit plan for employees of
the Manager, other than the shares
beneficially owned under that plan by
the officers of the Trust listed above.
In addition, each Independent Trustee,
and his family members, do not own
securities of either the Manager,
Distributor or Sub-Distributor of the
Board II Funds or any person directly or
indirectly controlling, controlled by or
under common control with the Manager,
Distributor or Sub-Distributor.

|X|   Affiliated Transactions and
Material Business Relationships. In
2001, Mr. Swain surrendered for
cancellation 60,000 options of
Oppenheimer Acquisition Company ("OAC")
(OppenheimerFunds, Inc.'s parent holding
company), to MassMutual for a cash
payment of $2,700,600.

      Mr. Swain has reported that he
sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2
million.  An independent appraisal of
the property supported the sale price.

                                                                                -----

      The address of each Trustee in the
charts below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, until his
or her resignation, retirement, death or
removal.

          Independent Trustees
                                                                                -----
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held   Years / Other  Trusteeships/Directorships   Shares    Oppenheimer/Centennial
with the Trust,    Held by  Trustee / Number  of  Portfolios Beneficially   Funds
Length of Service, in Fund  Complex  Currently  Overseen  by  Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,    Formerly, Chief Executive Officer (until     None        Over
Chairman and       August 27, 2002) of the Board II Funds,
Trustee, since     President and a director (until 1997) of
1981               Centennial Asset Management Corporation
Age: 70            (the "Manager") and Vice Chairman (until

                   January 2, 2002) of OppenheimerFunds,
                   Inc. (of which the Manager is a
                   wholly-owned investment advisory                       $100,000

                   subsidiary). Oversees 38 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman of the following private            None      $50,001-

Armstrong,         mortgage banking companies: Cherry Creek
Vice-Chairman and  Mortgage Company (since 1991),
Trustee since 2001 Centennial State Mortgage Company (since
Age: 66            1994), The El Paso Mortgage Company
                   (since 1993), Transland Financial
                   Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a Director/Trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),

                   Frontier Real Estate, Inc. (residential                $100,000
                   real estate brokerage) (1994-1999), and
                   Frontier Title (title insurance agency)
                   (1995-June 1999); a U.S. Senator
                   (January 1979-January 1991). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly, Director and President of A.G.
Trustee since 1990 Edwards Capital, Inc. (General Partner
Age: 72            of private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company            Over        Over
                   subsidiary) (until March 1999); Chairman   $100,000    $100,000
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.

                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Formerly (until April 1999) Mr. Bowen
Trustee since 1998 held the following positions: Senior
Age: 67            Vice President (since February 1992),

                   Treasurer (since July 1991) Assistant
                   Secretary and a director (since December
                   1991) of the Manager; Senior Vice
                   President (from September 1987) and
                   Treasurer (from March 1985) of
                   OppenheimerFunds, Inc; Vice President
                   (from June 1983) and Treasurer (since
                   March 1985) of OppenheimerFunds
                   Distributor, Inc. (a subsidiary of
                   OppenheimerFunds, Inc., of which the
                   Manager is an investment advisory
                   subsidiary); Vice President (since
                   October 1989) and Treasurer (since April
                   1986) of HarbourView Asset Management
                   Corporation (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   President, Treasurer and a director
                   (June 1989-January 1990) of Centennial
                   Capital Corporation (a prior investment
                   advisory subsidiary of OppenheimerFunds,
                   Inc.); Vice President and Treasurer
                   (since August 1978) and Secretary (since
                   April 1981) of Shareholder Services,
                   Inc., and Vice President, Treasurer and      Over        Over
                   Secretary (since November 1989) of         $100,000    $100,000
                   Shareholder Financial Services, Inc.
                   (both are transfer agent subsidiaries of
                   OppenheimerFunds, Inc.); Assistant
                   Treasurer (since March 1998) of
                   Oppenheimer Acquisition Corp.

                   (OppenheimerFunds, Inc.'s parent holding
                   company); Treasurer (since November
                   1989) of Oppenheimer Partnership
                   Holdings, Inc. (a holding company
                   subsidiary of OppenheimerFunds, Inc.);
                   Vice President and Treasurer (since July
                   1996) of Oppenheimer Real Asset
                   Management, Inc. (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   Chief Executive Officer and director
                   (since March 1996) of MultiSource
                   Services, Inc. (a broker-dealer
                   subsidiary of OppenheimerFunds, Inc.);
                   Treasurer (since October 1997) of
                   OppenheimerFunds International Ltd. and
                   Oppenheimer Millennium Funds plc
                   (offshore fund management subsidiaries
                   of OppenheimerFunds, Inc.). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          A member of The Life Guard of Mount          None      $50,001-
Cameron, Trustee   Vernon, George Washington's home (since
since 2001         June 2000). Formerly (March 2001 - May
Age: 65            2002) Director of Genetic ID, Inc. and

                   its subsidiaries (a privately held
                   biotech company); a partner with
                   PricewaterhouseCoopers LLP (from
                   1974-1999) (an accounting firm) and
                   Chairman (from 1994-1998), Price
                   Waterhouse LLP Global Investment
                   Management Industry Services Group.                    $100,000

                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Chairman and Director (since 1998) of        None        Over
Trustee since 1990 Rocky Mountain Elk Foundation (a
Age: 61            not-for-profit foundation); and a

                   director (since October 1999) of P.R.
                   Pharmaceuticals (a privately held
                   company) and UNUMProvident (an insurance
                   company) (since June 1, 2002). Formerly
                   Chairman and a director (until October
                   1996) and President and Chief Executive
                   Officer (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and a director of
                   Oppenheimer Acquisition Corp.,
                   Shareholder Services Inc. and                          $100,000
                   Shareholder Financial Services, Inc.

                   (until October 1995). Oversees 38

                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado Uplift (a               None        Over
Trustee since 1996 non-profit charity) (since September
Age: 63            1984). A trustee or director of other

                   Oppenheimer funds. Formerly (until
                   October 1994) Mr. Freedman held several
                   positions in subsidiary or affiliated
                   companies of OppenheimerFunds, Inc.

                   Oversees 38 portfolios in the                          $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.         Trustee (since 1996) of MassMutual           None     $10,001-$50,000
Hamilton, Trustee  Institutional Funds and of MML Series
since 2002         Investment Fund (open-end investment
Age: 57            companies); Director of MML Services

                   (since April 1987) and America Funds
                   Emerging Markets Growth Fund (since

                   October 1991) (both are investment
                   companies), The California Endowment (a
                   philanthropy organization) (since April
                   2002), and Community Hospital of
                   Monterey Peninsula, (since February
                   2002); a trustee (since February 2000)
                   of Monterey International Studies (an
                   educational organization), and an
                   advisor to Unilever (Holland)'s pension
                   fund and to Credit Suisse First Boston's
                   Sprout venture capital unit. Mrs.
                   Hamilton also is a member of the
                   investment committees of the Rockefeller
                   Foundation, the University of Michigan
                   and Hartford Hospital. Formerly,
                   President (February 1991-April 2000)
                   ARCO Investment Management Company.
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,  Director (since 2001) of Jones            $50,001-$100,00Over
Trustee since 2002 Knowledge, Inc. (a privately held
Age: 59            company), U.S. Exploration, Inc., (since

                   1997), Colorado UpLIFT (a non-profit
                   organization) (since 1986) and a trustee
                   of the Gallagher Family Foundation
                   (non-profit organization) (since 2000).
                   Formerly, Chairman of U.S. Bank (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of                  $100,000

                   Commercial Assets, Inc. (a REIT)
                   (1993-2000). Oversees 37 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee (since 1996) of MassMutual
Marshall, Jr.,     Institutional Funds and of MML Series
Trustee since 2001 Investment Fund (open-end investment
Age: 61            companies); Chairman of the Board (since
                   2003), Trustee and Chairman of the
                   investment committee (since May 1987)
                   for the Worcester Polytech Institute;
                   President and Treasurer (since January
                   1999) of the SIS Fund (a private not for
                   profit charitable fund); Trustee (since
                   1995) of the Springfield Library and
                   Museum Association; Trustee (since 1996)
                   of the Community Music School of
                   Springfield. Formerly, member of the                  000Over
                   investment committee of the Community     $10,001-$50, $100,000
                   Foundation of Western Massachusetts
                   (1998 - 2003); Chairman (January
                   1999-July 1999) of SIS & Family Bank,

                   F.S.B. (formerly SIS Bank); President,
                   Chief Executive Officer and Director
                   (May 1993-December 1998) of SIS
                   Bankcorp, Inc. and SIS Bank (formerly
                   Springfield Institution for Savings) and
                   Executive Vice President (January
                   1999-July 1999) of Peoples Heritage
                   Financial Group, Inc. Oversees 40
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

                              Interested Trustee

------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5      Dollar      Aggregate
                                                                          Dollar
                                                                         Range of
                                                                        y Shares
                                                                        Beneficially
                                                                         Owned in
Position(s) Held                                             Range of   any of the
with the Trust,                                              Shares     Oppenheimer/Centennial
Length of         Years / Other Trusteeships/Directorships   Beneficiall   Funds
Service,          Held by Trustee / Number of Portfolios in  Owned in    Overseen
Age               Fund Complex Currently Overseen by Trustee the Trust  by Trustee
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,
                                                                      2002
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Richard F.        Senior Vice President, Assistant Director  $1-$10,000    Over
Grabish, Trustee  of Sales and Marketing (since March                    $100,000
since 2001        1997), and Manager of Private Client

Age: 55           Services (since June 1985) for A.G.
                  Edwards & Sons, Inc. (broker/dealer and
                  investment firm). Chairman and Chief
                  Executive Officer (since March 2001) of
                  A.G. Edwards Trust Company; Director
                  (since March 1988) of A.G. Edwards &
                  Sons, Inc. Formerly (until March 1987)
                  President and Vice Chairman of A.G.
                  Edwards Trust Company. Oversees 37
                  portfolios in the OppenheimerFunds
                  complex.

------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Director (since November 2001) of the      None       Over
President          Manager; Chairman, Chief Executive                    $100,000
Since 2001 and     Officer and director (since June 2001)
Trustee since 2003 and President (since September 2000) of
Age: 54            OppenheimerFunds, Inc.; President and a
                   trustee or director of other Oppenheimer
                   funds; President and a director (since
                   July 2001) of Oppenheimer Acquisition
                   Corp. and of Oppenheimer Partnership
                   Holdings, Inc.; a director (since
                   November 2001) of OppenheimerFunds
                   Distributor, Inc.; Chairman and a
                   director (since July 2001) of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc.; President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   OppenheimerFunds, Inc.); a director of
                   the following investment advisory
                   subsidiaries of OppenheimerFunds, Inc.:
                   OFI Institutional Asset Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2002);
                   President (since November 1, 2001) and a
                   director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; a director
                   (since November 2001) of Trinity
                   Investment Management Corp. and Tremont
                   Advisers, Inc. (investment advisory
                   affiliates of OppenheimerFunds, Inc.);
                   Executive Vice President (since February
                   1997) of Massachusetts Mutual Life
                   Insurance Company (OppenheimerFunds,
                   Inc.'s parent company); a director (since
                   June 1995) of DLB Acquisition Corporation
                   (a holding company that owns shares of
                   David L. Babson & Company, Inc.);
                   formerly Chief Operating Officer
                   (September 2000-June 2001) of
                   OppenheimerFunds, Inc.; President and
                   trustee (November 1999-November 2001) of
                   MML Series Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of  MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 72 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Molleur and Zack and Ms. Feld, Two World Financial Center, New York, NY
10281-1008, for Messrs. Vottiero, Weiss and Wixted and Mses. Bechtolt, Ives
and Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,                Senior Vice President (since June 2000) of
President since 1990           OppenheimerFunds, Inc.; an officer of 9 portfolios
Age: 54                        in the OppenheimerFunds complex; formerly Vice
                               President of OppenheimerFunds, Inc. (June 1990 -
                               June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice           Vice President of OppenheimerFunds, Inc. (since July
President and Portfolio        2001); an officer of 6 portfolios in the
Manager since 2001             OppenheimerFunds complex; formerly Assistant Vice
Age:  39                       President and Senior Credit Analyst of
                               OppenheimerFunds, Inc. (February 2000-June 2001).
                               Prior to joining the OppenheimerFunds, Inc. in
                               February 2000, he was Associate Director, Structured
                               Finance, Fitch IBCA Inc. (April 1998 - February
                               2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,               Senior Vice President and Treasurer (since March
Treasurer since April 1999     1999) of OppenheimerFunds, Inc.; Treasurer (since
Age: 44                        March 1999) of HarbourView Asset Management
                               Corporation, Shareholder Services, Inc., Oppenheimer
                               Real Asset Management Corporation, Shareholder
                               Financial Services, Inc., Oppenheimer Partnership
                               Holdings, Inc., OFI Private Investments, Inc. (since
                               March 2000), OppenheimerFunds International Ltd. and
                               Oppenheimer Millennium Funds plc (since May 2000),
                               offshore fund management subsidiaries of
                               OppenheimerFunds, Inc., and OFI Institutional Asset
                               Management, Inc. (since November 2000), an
                               investment advisory subsidiary of OppenheimerFunds,
                               Inc.; Treasurer and Chief Financial Officer (since
                               May 2000) of Oppenheimer Trust Company, a trust
                               company subsidiary of OppenheimerFunds, Inc.;
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds
                               Legacy Program (since April 2000); formerly
                               Principal and Chief Operating Officer (March
                               1995-March 1999), Bankers Trust Company-Mutual Fund
                               Services Division. An officer of 82 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                General Counsel (since November 2001) of the
Vice President & Secretary     Manager; Senior Vice President (since May 1985) and
since November 1, 2001         General Counsel (since February 2002) of
Age: 55                        OppenheimerFunds, Inc.; General Counsel and a

                               director (since November 2001) of OppenheimerFunds
                               Distributor, Inc.; Senior Vice President and General
                               Counsel (since November 2001) of HarbourView Asset
                               Management Corporation; Vice President and a
                               director (since November 2000) of Oppenheimer
                               Partnership Holdings, Inc.; Senior Vice President,
                               General Counsel and a director (since November 2001)
                               of Shareholder Services, Inc., Shareholder Financial
                               Services, Inc., OFI Private Investments, Inc.,
                               Oppenheimer Trust Company and OFI Institutional
                               Asset Management, Inc.; a director (since November
                               2001) of Oppenheimer Real Asset Management, Inc.;
                               Assistant Secretary and a director (since November
                               2001) of OppenheimerFunds International Ltd.; Vice
                               President (since November 2001) of OppenheimerFunds
                               Legacy Program; Secretary (since November 2001) of
                               Oppenheimer Acquisition Corp.; formerly Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of
                               OppenheimerFunds, Inc.; Assistant Secretary of
                               Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November
                               1989-November 2001); OppenheimerFunds International
                               Ltd. and Oppenheimer Millennium Funds plc (October
                               1997-November 2001). An officer of 82 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,               Vice President/Fund  Accounting of  OppenheimerFunds,
Assistant Treasurer            Inc.    (since    March    2002);    formerly    Vice
since August 27, 2002          President/Corporate  Accounting of  OppenheimerFunds,
Age: 40                        Inc.  (July  1999-March  2002)  prior to which he was

                               Chief  Financial   Officer  at  Sovlink   Corporation
                               (April  1996-June  1999). An officer of 82 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,               Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer            (since September 1998); formerly Manager/Fund
since October 22, 2002         Accounting (September 1994-September 1998) of
Age: 40                        OppenheimerFunds, Inc. An officer of 82 portfolios

                               in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,              Vice President and Senior Counsel of
Assistant Secretary            OppenheimerFunds, Inc.; (since July 1999); formerly
since August 27, 2002          a Vice President and Associate Counsel of
Age: 46                        OppenheimerFunds, Inc. (September 1995-July 1999).
                               An officer of 73 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,              Vice President and Senior Counsel of the Manager;
Assistant Secretary            Vice President and Associate Counsel of
since November 1, 2001         OppenheimerFunds, Inc. (June 1990-July 1999). An
Age: 45                        officer of 82 portfolios in the OppenheimerFunds

                               complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President (since June 1998) and Senior Counsel
Assistant Secretary            (since October 2003) of the Manager; Vice President
since November 1, 2001         (since 1999) of OppenheimerFunds Distributor, Inc.;
Age: 38                        Vice President and Assistant Secretary (since 1999)
                               of Shareholder Services, Inc.; Assistant Secretary
                               (since December 2001) of OppenheimerFunds Legacy
                               Program and Shareholder Financial Services, Inc.;
                               formerly an Assistant Counsel (August 1994-October
                               2003) and Assistant Vice President of the Manager
                               (August 1997-June 1998). An officer of 82 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Trust and Mr. Murphy (who is an officer and Trustee of the Trust) are affiliated with the Manager and receive no salary or fee from the Trust. The Trustees of the Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2003. The compensation from all of the Board II
Funds (including the Trust) represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2002
(there were 41 funds at the end of 2002).

------------------------------------------------------------------------------
  Trustee Name and Other                Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 James C. Swain                          $16,042              $177,996
  Chairman   of  the   Board   of
Trustees
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William L. Armstrong
  Vice Chairman of the Board of
  Trustees and                           $8,669                $92,076
  Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Avis                           $8,669                $92,199
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George Bowen                             $8,669                $91,124
 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron                        $9,790                $99,743
  Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jon. S. Fossel                           $9,790                $94,590
  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sam Freedman                             $8,669                $92,199
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish                       $22,680               $9,0132

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly Hamilton3                        $8,6694              $113,6595

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone3                        $8,6696               $58,326

   Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                 $8,669               $138,1247

  Review Committee Member
------------------------------------------------------------------------------
Effective  July 1, 2002,  C. Howard.  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1.    Aggregate   Compensation   from  Trust   includes   fees  and   deferred
   compensation, if any, for a Trustee.

1.    Effective  October 27, 2003,  Mr.  Grabish was elected as Trustee on all
   Board II Funds (with the  exception of  Oppenheimer  Senior  Floating  Rate
   Fund).  Prior  to that  date,  "Total  Compensation  From  Trust  and  Fund
   Complex" paid to Mr.  Grabish for service as a Trustee,  as well as service on the  Review  Committee  was paid only by  Centennial  Government  Trust,
   Centennial  California  Tax Exempt  Trust,  Centennial  Money Market Trust,
   Centennial  New York Tax Exempt  Trust,  Centennial  Tax  Exempt  Trust and
   Centennial  America Fund,  L.P. (total of six funds for which he previously served as Trustee on the Board II Funds).  Mr. Grabish was appointed to the
   Review Committee  beginning  February 24, 2003. Had he served on the Review
   Committee for the 2002 calendar  year, his "Total  Compensation  From Trust and Fund Complex" would have been higher.

3.    Mrs.  Hamilton and Mr.  Malone were  elected as  Trustees,  Directors or
   Managing  General  Partners  of the Board II Funds  with the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees  effective June 1, 2002.  Compensation for Mrs.  Hamilton and Mr.  Malone was paid by all the Board II Funds,  with the  exception of
   Oppenheimer  Senior  Floating  Rate  (total of 40  Oppenheimer  funds as of
   12/31/02).
4.    Includes  $8,669  deferred  under Deferred  Compensation  Plan described below.
5.    Includes  $55,333  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc.
   also  serves as the  Sub-Advisor  to the  MassMutual  International  Equity
   Fund, a series of MassMutual Institutional Funds.
6.    Includes  $8,669  deferred  under Deferred  Compensation  Plan described below.
7.    Includes  $47,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect  parent company of  OppenheimerFunds,  Inc.  OppenheimerFunds,
   Inc. also serves as the Sub-Advisor to the MassMutual  International Equity
   Fund, a series of MassMutual Institutional Funds.
   *For  purposes  of  this  section  only,   "Fund   Complex"   includes  the
   Oppenheimer   funds,   MassMutual   Institutional   Funds  and  MML  Series
   Investment  Fund in accordance  with the  instructions  for Form N-1A.  The
   Manager does not  consider  MassMutual  Institutional  Funds and MML Series
   Investment Fund to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Trustees have adopted a
Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      |X|               Major Shareholders.  As of August 13, 2003 the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of the Trust's outstanding retail shares was A.G. Edwards & Sons,
Inc. 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned
22,896,997,233.160 shares of the Trust which was 99.01% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly owned by OppenheimerFunds, Inc., which is a wholly owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Trust, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2001                                 $69,386,242
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2002                                 $76,393,970
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                 $75,850,454
---------------------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or;
(ii) 25% of the total annual investment income of the Trust. For fiscal years ended June 30, 2001 there were no reimbursements by the Manager to the Trust.
For fiscal year ended June 30, 2002 and June 30, 2003, the Manager reimbursed
$7,405,461 and $60,805,404 to the Trust, respectively.  A proxy statement has been sent to Trust shareholders requesting their approval of the elimination of that expense limitation at a meeting which is currently scheduled for
August 28, 2003.  If shareholders do not approve the elimination of that expense limitation at that meeting, or any adjournments thereto, this
Statement of Additional Information will be supplemented to reflect that such expense waiver has not been removed and remains in effect.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or  its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Trust and its shareholders;
o     The profitability of the Trust to the Manager;
o     The investment performance of the Trust in comparison to regular market indices
o     Economies of scale that may be available to the Trust from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the

         Trust from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the
Trust.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.
The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted them in their deliberations.  The Independent Trustees'
Counsel is independent of the Manager within the meaning and intent of the
SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

The Distributor. Under its General Distributor's Agreement with the Trust,
Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below.
The Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2003 payments under the plan totaled
$45,459,352, all of which was paid by the Distributor to recipients.  That included $1,022 paid to an affiliate of the Sub-Distributor's parent company.
For the fiscal year ended June 30, 2003, the Manager paid, in the aggregate,
$24,457,233 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The
Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.
You can obtain current performance information by calling the Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

---------------------------------------------------------------------------------
     Yield         Compounded       Average Annual Total Returns (at 6/30/03)
 (7 days ended   Effective Yield
    6/30/03)      (7 days ended
                    6/30/03)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     0.89%            0.89%           1.20%           3.74%           4.19%
---------------------------------------------------------------------------------

Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as
The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the  Trust may  include  in its  advertisements  and sales  literature  performance  information  about  the  Trust  cited in other newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Trust.

ABOUT your account

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that The New York Stock Exchange ("the
Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Trust, the Manager, the
Distributor, the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Trust's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated Investment Company.  The Trust has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Trust is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Trust (unless their Trust shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Trust might not meet in a particular year. If it did not qualify as a regulated investment company, the Trust would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions.  The Trust anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Trust's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Trust that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Trust derives from portfolio investments that the Trust has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Trust shares held for 45 days or less.  To the extent the Trust's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Trust's income will be derived from interest it receives on its investments, the
Trust does not anticipate that its distributions will qualify for this deduction.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, it is expected that the Trust also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Trust from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Trust to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Trust that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Trust must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Trust's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Trust  will be  treated  in the  manner  described above regardless of whether the  distributions  are paid in cash or reinvested in  additional  shares  of  the  Trust  (or  of  another  fund).  Shareholders receiving a distribution  in the form of additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on
       -
the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Trust is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Trust are effectively
                                                      ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the Custodian of the Trust's assets.  The
Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.  The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and
OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the Trust must be pre-approved by the Audit Committee. Non-audit services provided by Deloitte
& Touche LLP to the Manager, OppenheimerFunds, Inc. and certain related companies must also be pre-approved by the Audit Committee.
INDEPENDENT AUDITORS' REPORT --------------------------------------------------------------------------------
 	To the Board of Trustees and Shareholders of Centennial Money Market Trust: We have audited the accompanying statement of assets and liabilities of Centennial Money Market Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 	We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Money Market Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Denver, Colorado July 22, 2003 STATEMENT OF INVESTMENTS June 30, 2003 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Certificates of Deposit--10.9% -------------------------------------------------------------------------- Domestic Certificates of Deposit--2.4% Bank of New York: 1.27%, 7/21/03 $ 50,000,000 $ 50,000,275 1.29%, 8/21/03 62,500,000 62,501,750 -------------------------------------------------------------------------- Citibank NA, 1.25%, 7/28/03 100,000,000 100,000,000 -------------------------------------------------------------------------- National Bank of Commerce, Tennessee: 1.225%, 6/14/04 1 80,000,000 79,991,928 1.256%, 5/12/04 1 40,000,000 40,000,000 -------------------------------------------------------------------------- State Street Bank and Trust: 1.26%, 7/23/03 50,000,000 50,000,152 1.26%, 7/30/03 100,000,000 100,000,400 -------------------------------------------------------------------------- Wells Fargo Bank NA, 1.23%, 7/7/03 65,000,000 65,000,000 ---------------- 547,494,505 -------------------------------------------------------------------------- Yankee Certificates of Deposit--8.5% Bank of Scotland, New York: 1.11%, 8/13/03 90,000,000 90,000,000 1.195%, 8/8/03 100,000,000 99,999,474 1.23%, 7/15/03 12,500,000 12,499,948 -------------------------------------------------------------------------- Barclays Bank plc, 1.175%, 10/2/03 90,000,000 90,001,147 -------------------------------------------------------------------------- Barclays Bank plc, New York, 1.17%, 10/2/03 100,000,000 100,000,000 -------------------------------------------------------------------------- BNP Paribas, Chicago, 1.22%, 8/25/03 120,000,000 120,000,000 -------------------------------------------------------------------------- Canadian Imperial Bank of Commerce, New York: 1.05%, 8/25/03 50,000,000 50,000,000 1.22%, 8/6/03 95,000,000 95,000,000 1.22%, 8/14/03 95,000,000 95,000,000 1.23%, 8/7/03 75,000,000 75,000,000 -------------------------------------------------------------------------- Credit Lyonnais North America, Inc.: 1.21%, 8/20/03 50,000,000 49,915,972 1.21%, 8/21/03 50,000,000 49,914,292 1.245%, 10/10/03 80,000,000 79,720,567 1.255%, 7/17/03 50,000,000 49,972,111 1.265%, 10/9/03 98,700,000 98,406,872 1.275%, 7/28/03 50,000,000 49,952,187 1.32%, 7/9/03 38,000,000 37,988,853 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Yankee Certificates of Deposit Continued Lloyds TSB Bank plc, New York: 1.145%, 11/12/03 $ 42,400,000 $ 42,400,000 1.18%, 11/4/03 50,000,000 50,000,000 1.26%, 8/11/03 72,000,000 71,999,593 -------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.16%, 9/17/03 50,000,000 50,000,000 -------------------------------------------------------------------------- Royal Bank of Scotland, New York: 1.05%, 8/11/03 50,000,000 50,000,000 1.05%, 8/13/03 35,000,000 35,000,000 1.05%, 8/15/03 50,000,000 50,000,000 -------------------------------------------------------------------------- Svenska Handelsbanken, New York: 1.17%, 10/3/03 27,000,000 27,000,000 1.19%, 10/2/03 57,000,000 57,001,464 1.21%, 9/4/03 40,000,000 40,015,102 1.23%, 8/14/03 40,000,000 40,000,243 1.275%, 9/4/03 100,000,000 100,000,896 -------------------------------------------------------------------------- UBS AG Stamford CT: 1.105%, 8/15/03 50,000,000 50,000,311 1.105%, 8/29/03 50,000,000 50,000,408 ---------------- 1,956,789,440 ---------------- Total Certificates of Deposit (Cost $2,504,283,945) 2,504,283,945 -------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--18.4% AB SPINTAB: 0.97%, 8/18/03 72,000,000 71,906,880 0.98%, 8/21/03 48,500,000 48,432,666 0.99%, 8/26/03 95,000,000 94,853,700 1.21%, 8/14/03 115,000,000 114,829,378 -------------------------------------------------------------------------- Bank of New York, 1.87%, 8/5/03 30,000,000 30,017,183 -------------------------------------------------------------------------- Bank One NA: 1.16%, 11/10/03 100,000,000 100,007,120 1.17%, 11/6/03 45,500,000 45,504,703 1.25%, 8/13/03 100,000,000 99,999,407 1.25%, 8/14/03 50,000,000 49,999,696 1.25%, 8/15/03 85,000,000 84,999,472 -------------------------------------------------------------------------- Barclays US Funding Corp.: 1.145%, 11/19/03 130,000,000 129,417,004 1.145%, 11/21/03 40,000,000 39,818,072 -------------------------------------------------------------------------- BNP Paribas Finance, Inc., 0.96%, 9/16/03 50,000,000 49,897,333 4 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Direct Bank Obligations Continued Danske Corp., Series A: 1.055%, 12/9/03 $ 80,000,000 $ 79,622,544 1.07%, 9/10/03 68,500,000 68,355,446 1.20%, 8/8/03 200,000,000 199,746,667 1.21%, 8/18/03 75,000,000 74,879,000 1.21%, 8/20/03 20,000,000 19,966,111 -------------------------------------------------------------------------- Fifth Third Bank: 1.255%, 8/20/03 100,000,000 100,000,000 1.255%, 8/22/03 100,000,000 100,000,000 -------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland: 0.93%, 9/25/03 2 50,000,000 49,888,917 1.07%, 9/8/03 2 18,700,000 18,661,649 1.15%, 11/17/03 2 170,000,000 169,245,153 1.205%, 8/28/03 2 90,000,000 89,825,275 1.21%, 8/19/03 2 50,000,000 49,917,653 1.23%, 7/2/03 2 65,000,000 64,997,779 -------------------------------------------------------------------------- HBOS Treasury Services: 1.20%, 9/4/03 20,000,000 19,956,667 1.22%, 7/2/03 72,200,000 72,197,553 1.23%, 7/24/03 37,900,000 37,870,217 1.23%, 7/28/03 29,370,000 29,342,906 1.25%, 7/29/03 45,500,000 45,455,764 1.265%, 8/5/03 16,000,000 15,980,322 -------------------------------------------------------------------------- LaSalle Bank NA: 0.93%, 9/25/03 140,000,000 140,000,000 1.21%, 8/12/03 100,000,000 100,000,000 -------------------------------------------------------------------------- Nationwide Building Society: 1.09%, 8/13/03 90,000,000 89,882,825 1.10%, 9/10/03 70,000,000 69,848,139 1.22%, 8/11/03 90,000,000 89,874,950 1.24%, 7/25/03 40,000,000 39,966,933 1.25%, 7/3/03 100,000,000 99,993,056 1.26%, 8/26/03 50,000,000 49,902,000 -------------------------------------------------------------------------- Nordea North America, Inc.: 1.15%, 11/3/03 8,000,000 7,968,056 1.15%, 11/7/03 121,000,000 120,499,874 1.23%, 8/4/03 75,000,000 74,912,875 1.245%, 7/16/03 65,000,000 64,966,281 1.245%, 10/15/03 20,000,000 19,926,683 1.25%, 7/18/03 100,000,000 99,940,972 -------------------------------------------------------------------------- Rabobank Nederland NV, 1.06%, 9/8/03 100,000,000 99,796,833 -------------------------------------------------------------------------- Societe Generale North America: 0.97%, 9/16/03 60,000,000 59,875,517 1.02%, 9/3/03 56,000,000 55,899,342 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Societe Generale North America: Continued 1.14%, 9/12/03 $ 50,000,000 $ 49,884,417 1.165%, 9/8/03 30,000,000 29,933,012 1.17%, 10/1/03 60,000,000 59,820,600 1.25%, 7/9/03 30,000,000 29,991,667 -------------------------------------------------------------------------- Svenska Handelsbanken, Inc., Series S: 1.25%, 7/28/03 55,000,000 54,947,988 1.25%, 8/6/03 25,000,000 24,968,750 1.25%, 8/8/03 50,000,000 49,934,028 1.27%, 8/12/03 5,000,000 4,992,592 1.28%, 7/15/03 10,000,000 9,995,022 1.28%, 7/23/03 25,000,000 24,980,444 -------------------------------------------------------------------------- Swedbank AB, 1%, 9/15/03 100,000,000 99,788,889 -------------------------------------------------------------------------- UBS Finance (Delaware) LLC, 1.08%, 7/1/03 200,000,000 200,000,000 -------------------------------------------------------------------------- Wells Fargo Bank NA, 1.22%, 8/15/03 58,000,000 58,000,000 ---------------- Total Direct Bank Obligations (Cost $4,246,083,982) 4,246,083,982 -------------------------------------------------------------------------- Letters of Credit--0.1% Barclays Bank plc, guaranteeing commercial paper of Banco Nacional de Comercio Exterior SNC, 1.26%, 7/16/03 (Cost $13,992,650) 14,000,000 13,992,650 -------------------------------------------------------------------------- Short-Term Notes--47.9% -------------------------------------------------------------------------- Asset-Backed--19.1% Atlantic Asset Securitization Corp.: 1%, 7/17/03 2 17,600,000 17,592,178 1%, 9/18/03 2 141,789,000 141,477,852 1.23%, 7/9/03 2 50,000,000 49,986,333 1.23%, 7/11/03 2 50,000,000 49,982,917 1.24%, 7/2/03 2 59,589,000 59,586,935 1.32%, 7/1/03 2 21,119,000 21,119,000 -------------------------------------------------------------------------- Barton Capital Corp., 1.08%, 7/1/03 2 79,872,000 79,872,000 -------------------------------------------------------------------------- Crown Point Capital Co.: 1%, 12/12/03 2 3,860,000 3,842,416 1.05%, 9/19/03 2 100,000,000 99,766,667 1.22%, 7/24/03 2 16,900,000 16,886,827 1.22%, 8/22/03 2 46,000,000 45,918,938 1.26%, 7/18/03 2 36,700,000 36,678,164 1.26%, 7/25/03 2 65,199,000 65,144,233 1.28%, 7/10/03 2 53,000,000 52,983,040 5 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 -------------------------------------------------------------------------- Asset-Backed Continued Fairway Finance Corp.: 1.10%, 12/10/03 2 $ 17,672,000 $ 17,584,524 1.22%, 8/27/03 2 32,847,000 32,783,551 1.23%, 8/15/03 2 44,879,000 44,809,999 1.23%, 9/25/03 2 50,000,000 49,853,083 1.25%, 7/15/03 2 94,008,000 93,962,029 1.275%, 8/8/03 2 30,781,000 30,739,574 1.28%, 8/1/03 2 38,779,000 38,736,257 -------------------------------------------------------------------------- FCAR Owner Trust I: 1.23%, 7/17/03 100,000,000 99,943,556 1.25%, 8/22/03 124,500,000 124,287,472 1.29%, 7/21/03 110,000,000 109,921,167 -------------------------------------------------------------------------- Galaxy Funding, Inc., 0.99%, 9/26/03 2 23,500,000 23,443,776 -------------------------------------------------------------------------- Gemini Securitization Corp., 1.26%, 7/7/03 2 100,000,000 99,979,000 -------------------------------------------------------------------------- GOVCO, Inc.: 0.95%, 9/22/03 2 50,000,000 49,890,486 1.24%, 7/7/03 2 21,000,000 20,995,660 1.26%, 7/18/03 2 100,000,000 99,940,500 1.26%, 10/15/03 2 25,000,000 24,907,250 -------------------------------------------------------------------------- Greyhawk Funding LLC: 0.97%, 8/18/03 2 44,000,000 43,943,093 1.13%, 7/16/03 2 11,345,000 11,339,800 1.26%, 7/10/03 2 50,000,000 49,984,250 -------------------------------------------------------------------------- La Fayette Asset Securitization: 0.98%, 8/18/03 2 16,000,000 15,979,093 1.03%, 9/18/03 2 60,321,000 60,184,658 1.05%, 7/18/03 2 45,400,000 45,377,489 1.10%, 7/21/03 2 50,000,000 49,969,444 1.29%, 7/11/03 2 40,000,000 39,985,667 -------------------------------------------------------------------------- Lexington Parker Capital Co. LLC: 1.10%, 9/4/03 2 50,000,000 49,900,694 1.23%, 8/21/03 2 30,000,000 29,947,725 1.23%, 9/2/03 2 16,000,000 15,971,440 1.23%, 9/5/03 2 95,000,000 94,791,733 1.23%, 9/8/03 2 25,000,000 24,941,063 1.27%, 7/11/03 2 24,000,000 23,991,533 1.27%, 7/22/03 2 36,177,000 36,150,199 1.27%, 7/25/03 2 125,000,000 124,894,367 -------------------------------------------------------------------------- Neptune Funding Corp.: 1%, 9/30/03 2 20,000,000 19,949,444 1.08%, 9/24/03 2 23,966,000 23,904,887 1.20%, 9/22/03 2 141,220,000 140,840,625 1.23%, 12/3/03 2 64,900,000 64,556,300 1.25%, 8/25/03 2 50,000,000 49,904,514 1.31%, 8/11/03 2 36,233,000 36,178,942 1.32%, 7/23/03 2 36,108,000 36,078,873 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------- Asset-Backed Continued New Center Asset Trust: 1.225%, 9/22/03 $ 50,000,000 $ 49,858,785 1.25%, 10/10/03 70,000,000 69,754,514 1.26%, 7/14/03 39,000,000 38,982,255 1.265%, 8/28/03 50,000,000 49,898,097 -------------------------------------------------------------------------- Old Line Funding Corp., 0.95%, 9/5/03 2 65,133,000 65,019,560 -------------------------------------------------------------------------- Perry Global Funding LLC, Series A: 0.95%, 9/25/03 2 40,000,000 39,908,745 1.06%, 10/17/03 2 40,000,000 39,872,800 1.23%, 8/12/03 2 23,000,000 22,966,995 1.23%, 8/21/03 2 90,000,000 89,843,175 1.23%, 8/27/03 2 10,000,000 9,980,525 1.24%, 8/5/03 2 72,300,000 72,212,838 1.26%, 10/14/03 2 43,248,000 43,089,064 1.275%, 7/22/03 2 45,500,000 45,466,159 1.28%, 7/7/03 2 70,332,000 70,316,996 -------------------------------------------------------------------------- Preferred Receivables Funding Corp., 1.25%, 10/10/03 2 60,210,000 60,024,097 -------------------------------------------------------------------------- Scaldis Capital LLC: 1.02%, 9/11/03 2 60,000,000 59,877,600 1.115%, 8/29/03 2 70,241,000 70,112,644 1.23%, 9/12/03 2 25,149,000 25,086,274 1.24%, 9/19/03 2 70,683,000 70,488,229 1.27%, 7/25/03 2 32,200,000 32,172,737 1.27%, 10/9/03 2 31,636,000 31,524,395 1.28%, 8/22/03 2 34,994,000 34,929,300 -------------------------------------------------------------------------- Sheffield Receivables Corp.: 0.95%, 12/15/03 2 73,382,000 73,058,610 1.08%, 7/14/03 2 22,300,000 22,291,303 1.26%, 7/3/03 2 33,870,000 33,867,629 -------------------------------------------------------------------------- Windmill Funding Corp.: 1.23%, 7/10/03 2 19,550,000 19,543,988 1.25%, 7/9/03 2 45,000,000 44,987,500 1.25%, 7/16/03 2 50,000,000 49,973,958 1.26%, 7/23/03 2 22,000,000 21,983,060 -------------------------------------------------------------------------- Yorktown Capital LLC: 0.98%, 8/1/03 2 59,324,000 59,273,937 0.98%, 8/6/03 2 136,500,000 136,366,230 1.03%, 7/18/03 2 46,100,000 46,077,578 ---------------- 4,390,190,794 6 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Automobiles--1.2% BMW US Capital Corp.: 1.22%, 8/14/03 $ 50,000,000 $ 49,925,444 1.22%, 8/19/03 110,000,000 109,817,339 1.24%, 7/21/03 26,000,000 25,982,089 1.30%, 7/14/03 95,000,000 94,956,486 ---------------- 280,681,358 -------------------------------------------------------------------------- Capital Markets--6.1% Banc of America Securities LLC, 1.463%, 7/1/03 1 20,000,000 20,000,000 -------------------------------------------------------------------------- Bear Stearns Cos., Inc.: 1.04%, 9/4/03 76,000,000 75,857,289 1.21%, 8/4/03 99,000,000 98,886,865 1.23%, 7/30/03 75,000,000 74,925,687 1.25%, 7/23/03 100,000,000 99,923,611 -------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.10%, 9/12/03 150,000,000 149,699,889 1.205%, 8/7/03 110,000,000 109,863,768 1.24%, 7/24/03 65,000,000 64,948,506 1.245%, 7/17/03 90,000,000 89,950,200 -------------------------------------------------------------------------- Goldman Sachs Group LP: 1.23%, 11/24/03 95,500,000 95,500,000 1.25%, 11/7/03 3 46,000,000 46,000,000 1.25%, 11/24/03 3 22,000,000 22,000,000 1.26%, 9/8/03 3 95,000,000 95,000,000 1.28%, 9/10/03 3 90,500,000 90,500,000 1.28%, 10/31/03 3 6,900,000 6,900,000 1.30%, 10/31/03 3 65,000,000 65,000,000 -------------------------------------------------------------------------- Morgan Stanley, 1.313%, 12/2/03 1 188,300,000 188,300,000 -------------------------------------------------------------------------- Salomon Smith Barney Holdings, Inc., 1.26%, 7/10/03 15,000,000 14,995,275 ---------------- 1,408,251,090 -------------------------------------------------------------------------- Chemicals--1.8% BASF AG: 1.21%, 8/18/03 2 100,000,000 99,838,666 1.23%, 8/7/03 2 116,000,000 115,853,357 1.26%, 8/25/03 2 50,000,000 49,903,750 1.26%, 8/29/03 2 149,000,000 148,692,315 ---------------- 414,288,088 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Commercial Banks--0.4% JPMorgan Chase Bank, 1.247%, 7/28/03 $ 100,000,000 $ 99,906,475 ---------------- 99,906,475 -------------------------------------------------------------------------- Commercial Finance--0.3% Private Export Funding Corp.: 1.03%, 11/25/03 2 10,000,000 9,957,942 1.175%, 10/2/03 2 31,000,000 30,905,902 1.27%, 7/30/03 2 22,000,000 21,977,493 ---------------- 62,841,337 -------------------------------------------------------------------------- Consumer Finance--1.5% American Express Credit Corp.: 1.23%, 7/7/03 32,000,000 31,993,440 1.23%, 7/10/03 100,000,000 99,969,250 1.23%, 7/14/03 54,200,000 54,175,926 1.24%, 7/11/03 111,180,000 111,142,098 1.24%, 7/16/03 23,100,000 23,088,065 -------------------------------------------------------------------------- American Express Credit Corp., Series B, 1.19%, 12/17/03 1 25,000,000 25,008,164 ---------------- 345,376,943 -------------------------------------------------------------------------- Diversified Financial Services--1.9% General Electric Capital Corp., 1.27%, 8/7/03 49,000,000 48,936,041 -------------------------------------------------------------------------- General Electric Capital Services: 1.17%, 10/8/03 100,000,000 99,678,250 1.22%, 9/8/03 73,000,000 72,829,302 -------------------------------------------------------------------------- Prudential Funding LLC: 1.05%, 10/6/03 100,000,000 99,717,083 1.23%, 8/29/03 100,000,000 99,798,417 1.27%, 8/6/03 25,000,000 24,968,250 ---------------- 445,927,343 -------------------------------------------------------------------------- Food Products--0.9% Cargill, Inc., 0.97%, 9/4/03 2 25,000,000 24,956,215 -------------------------------------------------------------------------- Nestle Capital Corp.: 1.04%, 10/2/03 2 50,000,000 49,865,667 1.04%, 10/28/03 2 59,000,000 58,797,171 1.14%, 9/2/03 2 66,000,000 65,868,330 ---------------- 199,487,383 7 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 -------------------------------------------------------------------------- Insurance--4.6% Allstate Life Insurance Co., 1.32%, 7/1/03 1 $ 50,000,000 $ 50,000,000 -------------------------------------------------------------------------- General Electric Capital Assurance Co., 1.37%, 12/1/03 1,3 143,000,000 143,000,000 -------------------------------------------------------------------------- ING America Insurance Holdings, Inc.: 1.23%, 7/17/03 38,753,000 38,731,815 1.23%, 8/1/03 45,000,000 44,952,338 1.23%, 8/11/03 50,000,000 49,929,958 1.35%, 7/1/03 11,100,000 11,100,000 -------------------------------------------------------------------------- Jackson National Life Insurance Co.: 1.29%, 3/1/04 1 70,000,000 70,000,000 1.33%, 7/1/03 1 48,000,000 48,000,000 -------------------------------------------------------------------------- Metropolitan Life Insurance Co.: 1.35%, 7/1/03 1 100,000,000 100,000,000 1.37%, 7/1/03 1 123,500,000 123,500,000 -------------------------------------------------------------------------- Pacific Life Insurance Co., 1.34%, 7/1/03 1,3 71,000,000 71,000,000 -------------------------------------------------------------------------- Prudential Insurance Co. of America, 1.33%, 7/1/03 1 165,000,000 165,000,000 -------------------------------------------------------------------------- Travelers Insurance Co., 1.33%, 12/1/03 1,3 50,000,000 50,000,000 -------------------------------------------------------------------------- United of Omaha Life Insurance Co.: 1.42%, 7/1/03 1 50,000,000 50,000,000 1.42%, 7/1/03 1,3 16,000,000 16,000,000 1.42%, 7/1/03 1,3 15,000,000 15,000,000 ---------------- 1,046,214,111 -------------------------------------------------------------------------- Leasing & Factoring--1.2% American Honda Finance Corp.: 1.239%, 2/4/04 1,4 27,000,000 27,000,000 1.27%, 8/4/03 1,4 15,000,000 15,000,000 1.43%, 4/13/04 1,4 40,000,000 40,053,231 -------------------------------------------------------------------------- Volkswagen of America: 1.15%, 9/12/03 2 25,000,000 24,941,701 1.16%, 8/20/03 2 35,000,000 34,943,611 1.24%, 8/1/03 2 30,000,000 29,967,967 1.26%, 8/21/03 2 100,000,000 99,821,500 ---------------- 271,728,010 Principal Value Amount See Note 1 -------------------------------------------------------------------------- Media--0.1% McGraw-Hill Cos., Inc.: 1.12%, 9/9/03 $ 25,000,000 $ 24,945,555 1.18%, 9/17/03 8,000,000 7,979,547 ---------------- 32,925,102 -------------------------------------------------------------------------- Metals & Mining--0.7% Rio Tinto America, Inc., 1.22%, 7/11/03 2 79,265,000 79,238,138 -------------------------------------------------------------------------- Rio Tinto Ltd.: 1.23%, 7/29/03 2 50,000,000 49,952,167 1.25%, 7/1/03 2 32,413,000 32,413,000 ---------------- 161,603,305 -------------------------------------------------------------------------- Oil & Gas--1.3% Chevron UK Investment plc: 0.93%, 9/24/03 2 25,000,000 24,945,104 1.10%, 9/12/03 2 25,000,000 24,944,236 1.25%, 8/18/03 2 15,000,000 14,975,000 1.26%, 8/7/03 2 30,000,000 29,961,150 -------------------------------------------------------------------------- Total Capital: 1.265%, 8/6/03 2 75,000,000 74,905,125 1.27%, 8/4/03 2 134,600,000 134,438,555 ---------------- 304,169,170 -------------------------------------------------------------------------- Pharmaceuticals--1.0% Aventis: 0.98%, 9/17/03 2 43,750,000 43,657,104 1.03%, 9/8/03 2 16,905,000 16,871,627 1.03%, 9/9/03 2 19,850,000 19,810,245 1.21%, 8/28/03 2 24,000,000 23,953,213 1.23%, 8/15/03 2 60,000,000 59,907,750 1.24%, 7/8/03 2 27,000,000 26,993,490 1.25%, 7/18/03 2 20,000,000 19,988,195 -------------------------------------------------------------------------- Pfizer, Inc., 1.08%, 12/3/03 2 25,500,000 25,381,425 ---------------- 236,563,049 -------------------------------------------------------------------------- Special Purpose Financial--5.8% AriesOne Metafolio Corp.: 1.13%, 7/11/03 2 50,000,000 49,984,306 1.20%, 7/8/03 2 41,500,000 41,490,317 1.27%, 7/7/03 2 25,000,000 24,994,708 8 | CENTENNIAL MONEY MARKET TRUST Principal Value Amount See Note 1 -------------------------------------------------------------------------- Special Purpose Financial Continued Blue Spice LLC: 1.25%, 7/2/03 2,3 $ 125,000,000 $ 124,995,660 1.25%, 7/8/03 2,3 50,000,000 49,987,847 --------------------------------------------------------------------------- Cooperative Assn of Tractor Dealers, Inc., Series A: 0.95%, 12/19/03 5,600,000 5,574,730 1%, 12/12/03 10,300,000 10,253,078 1.23%, 8/29/03 6,300,000 6,287,300 1.24%, 8/25/03 15,100,000 15,071,394 1.33%, 7/16/03 28,200,000 28,184,373 --------------------------------------------------------------------------- Cooperative Assn. of Tractor Dealers, Inc., Series B: 0.97%, 12/8/03 10,600,000 10,554,302 1.20%, 10/27/03 38,000,000 37,850,533 1.22%, 10/7/03 12,900,000 12,857,158 --------------------------------------------------------------------------- CORSAIR Trust, Series 1-1005, 1.339%, 9/17/03 1,4 65,000,000 65,000,000 --------------------------------------------------------------------------- K2 (USA) LLC: 1.057%, 7/15/04 1,4,5 35,000,000 34,989,500 1.10%, 12/10/03 2 10,500,000 10,448,025 1.18%, 9/3/03 2 19,000,000 18,960,142 1.19%, 12/1/03 2 50,000,000 49,747,125 1.23%, 9/5/03 2 38,000,000 37,914,310 1.25%, 7/17/03 2 12,400,000 12,393,111 1.27%, 7/7/03 2 10,500,000 10,497,778 1.27%, 8/29/03 2 25,000,000 24,947,965 1.28%, 8/1/03 2 46,500,000 46,448,747 1.28%, 8/22/03 2 35,000,000 34,935,289 --------------------------------------------------------------------------- LINKS Finance LLC: 1.10%, 9/12/03 2 39,000,000 38,913,008 1.12%, 9/8/03 2 30,000,000 29,935,600 1.18%, 9/3/03 2 33,000,000 32,930,773 1.23%, 8/4/03 2 47,500,000 47,444,821 1.23%, 8/6/03 2 10,000,000 9,987,700 1.308%, 1/22/04 1,4 100,000,000 99,990,000 --------------------------------------------------------------------------- Parkland (USA) LLC: 1.034%, 2/24/04 1,4 15,000,000 15,000,000 1.038%, 5/24/04 1,4 25,000,000 24,997,722 1.11%, 1/30/04 1,4 50,000,000 50,000,000 --------------------------------------------------------------------------- RACERS, Series 2002-31-C, 1.30%, 9/3/03 1,4 70,000,000 69,906,200 --------------------------------------------------------------------------- RACERS, Series 2002-36-C, 1.288%, 10/1/03 1,4 65,000,000 64,908,350 Principal Value Amount See Note 1 --------------------------------------------------------------------------- Special Purpose Financial Continued RACERS, Series 2002-42-C, 1.12%, 11/17/03(1,3) $ 90,000,000 $ 89,872,560 ----------------- 1,338,254,432 ----------------- Total Short-Term Notes (Cost $11,038,407,990) 11,038,407,990 --------------------------------------------------------------------------- U.S. Government Agencies--21.6% FNMA Master Credit Facility: 0.92%, 10/1/03 37,000,000 36,913,009 0.94%, 10/1/03 5 51,100,000 50,977,246 0.95%, 1/2/04 5 75,000,000 74,633,854 1.19%, 9/2/03 40,000,000 39,916,700 1.20%, 7/1/03-9/2/03 52,900,000 52,830,910 1.23%, 7/1/03 50,000,000 50,000,000 1.24%, 7/1/03-8/1/03 72,228,000 72,205,712 1.25%, 7/1/03-7/3/03 75,000,000 74,996,528 --------------------------------------------------------------------------- Federal Home Loan Bank: 1.05%, 12/3/03 28,437,000 28,308,441 1.07%, 7/14/04 33,000,000 33,000,000 1.08%, 7/16/04 50,000,000 50,000,000 1.09%, 11/7/03-11/14/03 44,213,000 44,036,592 1.105%, 11/13/03 40,000,000 39,834,250 1.40%, 6/2/04 25,000,000 25,000,000 5.125%, 9/15/03 95,000,000 95,774,053 --------------------------------------------------------------------------- Federal Home Loan Mortgage Corp.: 0.90%, 10/24/03-10/30/03 127,732,000 127,354,611 0.915%, 10/20/03 220,000,000 219,381,637 0.92%, 9/29/03 100,000,000 99,770,000 0.965%, 9/18/03 150,000,000 149,680,708 0.97%, 9/25/03 162,500,000 162,135,396 1.01%, 12/31/03 175,000,000 174,101,521 1.05%, 12/1/03-12/5/03 144,900,000 144,248,860 1.06%, 11/21/03 80,000,000 79,663,156 1.08%, 12/12/03 50,000,000 49,754,000 1.09%, 9/11/03-9/22/03 296,433,000 295,758,860 1.14%, 9/30/03 129,694,000 129,321,668 1.165%, 10/9/03 119,000,000 118,616,556 --------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.035%, 12/29/03 140,000,000 139,274,492 1.05%, 12/3/03 75,000,000 74,660,937 1.06%, 7/20/04 50,000,000 50,000,000 1.08%, 11/19/03 225,000,000 224,022,792 9 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF INVESTMENTS Continued Principal Value Amount See Note 1 --------------------------------------------------------------------------- U.S. Government Agencies Continued Federal National Mortgage Assn.: Continued 1.085%, 9/3/03-9/10/03 $ 371,121,000 $ 370,363,279 1.105%, 11/12/03 50,000,000 49,794,347 1.14%, 8/27/03-11/26/03 427,715,000 425,990,978 1.155%, 10/1/03 75,000,000 74,778,625 1.16%, 10/8/03 110,000,000 109,649,100 1.185%, 9/17/03-9/19/03 253,932,000 253,274,366 1.19%, 9/24/03 295,000,000 294,189,962 1.22%, 7/9/03 200,000,000 199,945,778 1.235%, 8/20/03 150,000,000 149,761,458 1.25%, 7/7/04 30,000,000 30,000,000 ----------------- Total U.S. Government Agencies (Cost $4,963,920,382) 4,963,920,382 --------------------------------------------------------------------------- Total Investments, At Value (COST $22,766,688,949) 98.9% 22,766,688,949 --------------------------------------------------------------------------- Other Assets Net of Liabilities 1.1 251,908,724 ---------------------------------- Net Assets 100.0% $23,018,597,673 ================================== Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,555,665,717, or 28.48% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees. 3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $506,845,003 or 2.20% of the Trust's net assets as of June 30, 2003. 5. When-issued security to be delivered and settled after June 30, 2003. See Note 1 of Notes to Financial Statements. See accompanying Notes to Financial Statements 10 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF ASSETS AND LIABILITIES June 30, 2003

-------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $22,766,688,949)--see accompanying statement             $22,766,688,949
-------------------------------------------------------------------------------------------------------
 Cash                                                                                      28,414,321
-------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                       606,323,598
 Interest                                                                                  12,442,183
 Other                                                                                        365,164
                                                                                      -----------------
 Total assets                                                                          23,414,234,215

-------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $160,600,601 purchased on a when-issued basis)          197,513,610
 Shares of beneficial interest redeemed                                                   186,864,254
 Dividends                                                                                  6,151,321
 Transfer and shareholder servicing agent fees                                              2,224,221
 Service plan fees                                                                          1,486,372
 Shareholder reports                                                                        1,018,160
 Trustees' compensation                                                                        18,515
 Other                                                                                        360,089
                                                                                      -----------------
 Total liabilities                                                                        395,636,542

-------------------------------------------------------------------------------------------------------
 Net Assets                                                                           $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                      $23,018,597,673
                                                                                      -----------------
 Net Assets--applicable to 23,019,044,895 shares of beneficial interest outstanding   $23,018,597,673
                                                                                      =================

-------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $1.00
See accompanying Notes to Financial Statements 11 | CENTENNIAL MONEY MARKET TRUST STATEMENT OF OPERATIONS For the Year Ended June 30, 2003 -------------------------------------------------------------------------------- Investment Income Interest $361,121,003 -------------------------------------------------------------------------------- Dividends 10,715 -------------- Total income 361,131,718 -------------------------------------------------------------------------------- Expenses Management fees 75,850,454 -------------------------------------------------------------------------------- Service plan fees 45,459,352 -------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 26,091,215 -------------------------------------------------------------------------------- Shareholder reports 2,061,644 -------------------------------------------------------------------------------- Custodian fees and expenses 465,320 -------------------------------------------------------------------------------- Trustees' compensation 118,985 -------------------------------------------------------------------------------- Other 997,559 -------------- Total expenses 151,044,529 Less reduction to custodian expenses (12,692) Less reimbursement of expenses (60,805,404) -------------- Net expenses 90,226,433 -------------------------------------------------------------------------------- Net Investment Income 270,905,285 -------------------------------------------------------------------------------- Net Realized Gain On Investments 1,311,090 -------------------------------------------------------------------------------- Net Increase in Net Assets Resulting From Operations $272,216,375 ============== See accompanying Notes to Financial Statements 12 | CENTENNIAL MONEY MARKET TRUST STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended June 30,                                                2003                2002
----------------------------------------------------------------------------------------------

 Operations
 Net investment income                                  $    270,905,285    $    453,101,052
----------------------------------------------------------------------------------------------
 Net realized gain                                             1,311,090           2,031,735
                                                        --------------------------------------
 Net increase in net assets resulting from operations        272,216,375         455,132,787

----------------------------------------------------------------------------------------------
 Dividends And/or Distributions to Shareholders
 Dividends from net investment income                       (270,905,285)       (453,101,052)
----------------------------------------------------------------------------------------------
 Distributions from net realized gain                         (1,155,761)         (2,878,464)

----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                          1,282,503,396        (473,579,272)

----------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                 1,282,658,725        (474,426,001)
----------------------------------------------------------------------------------------------
 Beginning of period                                      21,735,938,948      22,210,364,949
                                                        --------------------------------------
 End of period                                          $ 23,018,597,673    $ 21,735,938,948
                                                        ======================================
See accompanying Notes to Financial Statements 13 | CENTENNIAL MONEY MARKET TRUST FINANCIAL HIGHLIGHTS

 Year Ended June 30,                                     2003          2002           2001         2000         1999
------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                 $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                  .01           .02            .06          .05          .05
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.01)         (.02)          (.06)        (.05)        (.05)
 Distributions from net realized gain                      -- 1          -- 1           --           --           --
                                                     -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.01)         (.02)          (.06)        (.05)        (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $  1.00       $  1.00        $  1.00      $  1.00      $  1.00
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                          1.20%         1.99%          5.51%        5.36%        4.75%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in millions)              $23,019       $21,736        $22,210      $18,734      $17,821
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $22,783       $22,947        $20,830      $18,537      $17,128
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   1.19%         1.97%          5.34%        5.20%        4.63%
 Expenses, gross                                         0.66%         0.69%          0.67%        0.67%        0.66%
 Expenses, net                                           0.40% 4,5     0.66% 4,5      0.67% 5      0.67% 5      0.66% 5
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. 3. Annualized for periods of less than one full year. 4. Net of reimbursement of expenses. 5. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 14 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- 1. Significant Accounting Policies
 	Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

 	The following is a summary of significant accounting policies consistently followed by the Trust.

-------------------------------------------------------------------------------- Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------
 	Securities On a When-issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust’s net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $160,600,601.

--------------------------------------------------------------------------------
 	Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

 	The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net Undistributed Accumulated Investment Income Long-Term Gains Loss Carryforward ------------------------------------------------------- $6,179,570 $-- $-- 15 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 1. Significant Accounting Policies Continued
 	Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

To (From) From Net Ordinary Capital Gain Tax Return Investment Income (Loss) (Loss) 1 of Capital Loss ------------------------------------------------------------ $-- $155,329 $-- $-- 1. $155,329, including $121,550 of long term capital gain, was distributed in connection with Trust share redemptions.
 	The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

Year Ended Year Ended June 30, 2003 June 30, 2002 ---------------------------------------------------------- Distributions paid from: Ordinary income $270,905,285 $453,101,052 Long-term capital gain 1,155,761 2,878,464 ------------------------------ Total $272,061,046 $455,979,516 ============================== --------------------------------------------------------------------------------
 	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust. -------------------------------------------------------------------------------- Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 16 | CENTENNIAL MONEY MARKET TRUST -------------------------------------------------------------------------------- 2. Shares of Beneficial Interest
 	The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   Year Ended June 30, 2003              Year Ended June 30, 2002
                                   Shares            Amount             Shares             Amount
--------------------------------------------------------------------------------------------------

 Sold                      54,901,317,706   $ 54,901,317,706    54,965,476,815   $ 54,965,476,815
 Dividends and/or
 distributions reinvested     270,468,383        270,468,383       460,354,977        460,354,977
 Redeemed                 (53,889,282,693)   (53,889,282,693)  (55,899,411,064)   (55,899,411,064)
                          ------------------------------------------------------------------------
 Net increase (decrease)    1,282,503,396   $  1,282,503,396      (473,579,272)  $   (473,579,272)
                          ========================================================================
-------------------------------------------------------------------------------- 3. Fees and Other Transactions With Affiliates
 	Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. As a result of this agreement, the Trust was reimbursed $60,805,404, for the year ended June 30, 2003.

 	On April 28, 2003, the Board of Trustees approved a new investment advisory agreement that would eliminate the expense limitation and resulting reimbursement from the Manager. This new investment advisory agreement has been submitted to shareholders for approval and will be effective only if affirmed by shareholder vote.

-------------------------------------------------------------------------------- Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
 	SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 	Service Plan (12B-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $1,022 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

17 | CENTENNIAL MONEY MARKET TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 4. Illiquid Securities
 	As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $885,256,067, which represents 3.85% of the Trust’s net assets.

18 | CENTENNIAL MONEY MARKET TRUST

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
------------------------------------------------------------------------------
Inc. ("Standard and Poor's")
----------------------------

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-2

                                     B-1

                                  Appendix B

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                           Industry Classifications
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Aerospace & Defense               Industrial Conglomerates
Air Freight & Couriers            Insurance
Airlines                          Internet & Catalog Retail
Asset Backed Securities           Internet Software & Services
Auto Components                   IT Services
Automobiles                       Leasing & Factoring
Beverages                         Leisure Equipment & Products
Biotechnology                     Machinery
Broker-Dealer                     Marine
Building Products                 Media
Capital Markets                   Metals & Mining
Chemicals                         Multiline Retail
Commercial Banks                  Multi-Utilities
Commercial Finance                Municipal
Commercial Services & Supplies    Office Electronics
Communications Equipment          Oil & Gas
Computers & Peripherals           Paper & Forest Products
Construction & Engineering        Personal Products
Construction Materials            Pharmaceuticals
Consulting & Services             Real Estate
Consumer Finance                  Repurchase Agreements
Containers & Packaging            Road & Rail
Distributors                      Semiconductor and Semiconductor Equipment
Diversified Financial Services    Software
Diversified Telecommunication     Special Purpose Financial
Services
Electric Utilities                Specialty Retail
Electrical Equipment              Textiles, Apparel & Luxury Goods
Electronic Equipment &            Thrifts & Mortgage Finance
Instruments
Energy Equipment & Services       Tobacco
Food & Staples Retailing          Trading Companies & Distributors
Food Products                     Transportation Infrastructure
Foreign Government                U.S. Government Agencies-Full Faith and Credit
                                  Agencies
Gas Utilities                     U.S. Government Agencies-Government Sponsored
                                  Enterprises
Health Care Equipment & Supplies  U.S. Government Instrumentalities
Health Care Providers & Services  U.S. Government Obligations
Hotels Restaurants & Leisure      Water Utilities
Household Durables                Wireless Telecommunication Services

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Centennial Money Market Trust
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Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9130

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

PX0150.001.0803.rev.1103

--------
1. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.